(LOSS)/PROFIT BEFORE INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Lossprofit Before Income Tax
Schedule of profit before tax is arrived at after (crediting)/charging

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Crediting:
Finance income (Note 5)	(12,808)	(15,468)	(16,935)	(2,665)

Charging:
Cost of sales
- Sales of copper ores	12,752	6,854	—	—
- Sales of water treatment equipment	1,189	—	—	—
- Construction service	31,982	6,479	12,876	2,027
- Operation and maintenance services	2,821	3,177	162	25
- Operation services related to service concession arrangement	3,716	3,878	5,067	797
- Construction services related to service concession arrangement	79,681	18,827	389	61
Cost of sales	132,141	39,215	18,494	2,910

Depreciation
- Property, plant and equipment (Note 11)	534	565	510	80
- Right-of-use assets (Note 14)	1,816	1,663	1,366	215
Amortization of intangible assets* (Note 12)	1,185	156	884	139
Expense relating to short-term leases	445	496	601	95
Impairment losses/(reversal) on financial assets:
- Trade receivables	7,673	4,544	3,840	604
- Contract assets	33	172	357	56
- Other receivables	—	—	239	38
- Amounts due from related companies	1,661	(554)	(1,106)	(174)
Impairment loss on intangible assets (Note 13)	16,662	—	—	—
Impairment loss on goodwill (Note 13)	31,478	—	—	—
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss (Note 22 (a))	—	(31,334)	45,816	7,209
- Derivative financial liabilities (Note 22 (b))	—	—	(7,467)	(1,175)
Issuance expense related to placement	—	—	1,579	248
Other (income)/losses	(1,431)	(1,616)	183	29
Finance costs (Note 5)	340	3,749	4,359	686

Employee benefit expenses* (Note 7)	15,395	11,412	11,496	1,809